OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Derivative assets (Note 17)	$ 3.9	$ 3.6
Loans and other receivables	8.6	13.1
Investments in financial securities	11.2	9.6
Other financial assets	23.7	26.3
Current	8.5	7.4
Non-current	$ 15.2	$ 18.9